WARRANTS - Schedule of Fair Value Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Risk-free interest rate		1.24%
Expected term (in years)		4 years 10 months 9 days
Expected dividend yield		0.00%
Expected volatility		40.00%
Private and Working Capital Warrants
Class of Warrant or Right [Line Items]
Risk-free interest rate	2.43%
Expected term (in years)	4 years 7 months 9 days
Expected dividend yield	0.00%
Expected volatility	45.00%